Fees Summary	Jun. 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,467,810.52
Total Transaction Valuation	10,628,606,249.75
Total Offset Amount	0.00
Net Fee	$ 1,467,810.52
Offering Table N/A
Offset Table N/A	N/A